REYNDERS, MCVEIGH CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
April 30, 2021 (Unaudited)

COMMON STOCKS — 99.03%	Shares	Fair Value

Canada — 3.32%
Consumer Staples — 0.90%
SunOpta, Inc.(a)	35,000	$ 433,650

Industrials — 2.42%
Canadian National Railway Co.	10,835	1,166,388

Total Canada		1,600,038

Denmark — 7.34%
Energy — 2.29%
Vestas Wind Systems A/S	27,000	1,108,079

Health Care — 1.56%
Novo Nordisk A/S, Class B - ADR	10,169	751,998

Materials — 1.88%
Novozymes A/S, Class B(a)	12,504	904,821

Utilities — 1.61%
Orsted A/S(a)	5,204	775,006

Total Denmark		3,539,904

France — 6.81%
Consumer Staples — 2.00%
L'Oreal SA	2,332	962,859

Industrials — 2.61%
Schneider Electric SE	7,825	1,259,825

Technology — 2.20%
Capgemini SE(a)	5,800	1,062,647

Total France		3,285,331

REYNDERS, MCVEIGH CORE EQUITY FUND
SCHEDULE OF INVESTMENTS - continued
April 30, 2021 (Unaudited)

COMMON STOCKS — 99.03% - continued	Shares	Fair Value
Ireland — 5.35%
Consumer Staples — 2.39%
Kerry Group PLC	8,744	$ 1,154,208

Health Care — 2.96%
Medtronic PLC	10,900	1,427,028

Total Ireland		2,581,236

Netherlands — 2.73%
Materials — 2.73%
Koninklijke DSM N.V.	7,256	1,315,223

Norway — 1.96%
Industrials — 1.96%
Tomra Systems ASA	18,791	946,127

Sweden — 2.26%
Materials — 2.26%
BillerudKorsnas AB(a)	52,880	1,089,328

United Kingdom — 3.93%
Consumer Staples — 2.15%
Unilever PLC - ADR	17,645	1,036,114

Industrials — 1.78%
Halma PLC	23,999	859,865

Total United Kingdom		1,895,979

United States — 65.33%
Communications — 6.80%
Alphabet, Inc., Class C(a)	455	1,096,605
T-Mobile US, Inc.(a)	8,350	1,103,286

REYNDERS, MCVEIGH CORE EQUITY FUND
SCHEDULE OF INVESTMENTS - continued
April 30, 2021 (Unaudited)

COMMON STOCKS — 99.03% - continued	Shares	Fair Value
Communications — 6.80% - continued
Walt Disney Co. (The)	5,800	$ 1,078,916
		3,278,807
Consumer Discretionary — 5.72%
Interface, Inc.	54,500	699,780
NIKE, Inc., Class B	7,495	993,987
Tesla, Inc.(a)	1,500	1,064,160
		2,757,927
Consumer Staples — 2.16%
Sysco Corp.	12,300	1,042,179

Energy — 1.03%
Enphase Energy, Inc.(a)	3,560	495,730

Health Care — 16.62%
Abbott Laboratories	11,412	1,370,353
Beam Therapeutics, Inc.(a)	8,000	656,000
Becton, Dickinson and Co.	4,752	1,182,345
CVS Health Corp.	15,320	1,170,448
Danaher Corp.	5,499	1,396,415
Illumina, Inc.(a)	1,809	710,648
Pacific Biosciences of California, Inc.(a)	27,500	820,875
Teladoc Health, Inc.(a)	4,145	714,391
		8,021,475
Industrials — 7.86%
Carrier Global Corp.	35,300	1,538,374
Rockwell Automation, Inc.	5,501	1,453,694
Xylem, Inc.	7,233	800,331
		3,792,399
Materials — 2.52%
AptarGroup, Inc.	8,058	1,215,227

Real Estate — 1.61%
Boston Properties, Inc.	7,100	776,385

Technology — 21.01%
Analog Devices, Inc.	8,744	1,339,231
Apple, Inc.	10,335	1,358,639
Automatic Data Processing, Inc.	6,200	1,159,338
ExOne Co. (The)(a)	16,000	372,000
MarketAxess Holdings, Inc.	1,440	703,382

REYNDERS, MCVEIGH CORE EQUITY FUND
SCHEDULE OF INVESTMENTS - continued
April 30, 2021 (Unaudited)

COMMON STOCKS — 99.03% - continued	Shares	Fair Value
Technology — 21.01% - continued
MasterCard, Inc., Class A	3,624	$ 1,384,586
Microsoft Corp.	5,175	1,305,032
NVIDIA Corp.	2,317	1,391,081
PayPal Holdings, Inc.(a)	4,267	1,119,191
		10,132,480

Total United States		31,512,609

Total Common Stocks (Cost $32,207,431)		47,765,775

CERTIFICATE OF DEPOSIT — 0.10%	Principal Amount
Self-Help Federal Credit Union, 1.90%, 12/20/2021	$ 50,000	50,603

Total Certificate of Deposit (Cost $50,000)		50,603

Total Investments — 99.13% (Cost $32,257,431)		47,816,378

Other Assets in Excess of Liabilities — 0.87%		420,370

NET ASSETS — 100.00%		$ 48,236,748

(a)	Non-income producing security.

ADR	- American Depositary Receipt.